Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Deferred lease liabilities	$ 189	$ 0
Sec 174 expenses	766	0
Startup costs	3,614	3,615
Accrued bonus	171	0
Accrued expenses	7	0
Loss carry-forwards	1,663	74
Total Deferred Tax Assets	6,410	3,689
Less: Valuation allowance	(5,910)	(3,689)
Net Deferred Tax Assets	500	0
Deferred Tax Liabilities:
Amortization	(323)	0
ROU assets	(177)	0
Total Deferred Tax Liabilities	(500)	0
Net Deferred Tax Assets	$ 0	$ 0